OTHER PAYABLES (Schedule of Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Employees and payroll accruals	$ 1,910	$ 1,723
Liability in respect of purchase of shares (see Note 16c)	667	3,167
Related parties	225	214
Deferred Revenues	462	249
Other	260	384
Other payables	$ 3,524	$ 5,737